STOCK-BASED COMPENSATION PLANS - Assumptions in estimating the fair value of awards (Details) - Y	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.80%	2.07%
Distribution yield	1.35%	0.77%
Expected volatility	17.94%	18.30%
Expected remaining life	5.1	5.3
Parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.79%	1.98%
Distribution yield	1.00%	1.13%
Expected volatility	14.51%	15.85%
Expected remaining life	1.1	2.0